Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) $ in Millions	9 Months Ended
Sep. 30, 2025 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
As at December 31, 2024	$ 7
Change in Fair Value of Contracts in Place, Beginning of Year	57
Change in Fair Value of Contracts Entered Into During the Period	14
Fair Value of Contracts Realized During the Period	(14)
As at September 30, 2025	$ 64